OTHER OPERATING INCOME, NET - Schedule Of Other Operating Income, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
OTHER OPERATING INCOME, NET
VAT-in super deduction	¥ 5,082	¥ 5,552
Others	5,661	2,105
Total	¥ 10,743	¥ 7,657	¥ 14,245	¥ 10,948